Trade and other receivables (Details Textual) ₨ in Millions	Mar. 31, 2023 INR (₨)
Factoring of receivables [member]
Factoring of receivables [Line Items]
Trade Receivables Derecognised Pursuant To Sale To The Bank	₨ 12,376